Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 89.5	$ 74.2
Available-for-sale securities, long-term	75.0	72.8
Gross gains realized on sales of investments	12.6	6.9	$ 8.8
Gross realized losses on sales of investments	4.4	0.4	$ 0.1
Losses recognized for securities deemed to have other-than-temporary impairments	$ 0.4	$ 3.8
Maximum
Schedule of Available-for-sale Securities [Line Items]
Investments with unrealized loss, percentage of fair values less than original cost	15.00%